Early Deposit Mineral Stream Interests	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Early Deposit Mineral Stream Interests
15.	Early Deposit Mineral Stream Interests
Early deposit mineral stream interests represent agreements relative to early stage development projects whereby Wheaton can choose not to proceed with the agreement once certain documentation has been received including, but not limited to, feasibility studies, environmental studies and impact assessment studies (please see Note 32 for more information). Once Wheaton has elected to proceed with the agreement, the carrying value of the stream will be transferred to Mineral Stream Interests.
The following table summarizes the early deposit mineral stream interests currently owned by the Company:

						Attributable Production to be Purchased

Early Deposit Mineral Stream Interests	Mine Owner	Location of Mine	Upfront Consideration Paid to Date 1	Upfront Consideration to be Paid 1, 2	Total Upfront Consideration¹	Gold		Silver		Term of Agreement
Toroparu	Aris Mining	Guyana	$15,500	$138,000	$153,500	10%		50%		Life of Mine

Cotabambas	Panoro	Peru	13,000	127,000	140,000	25%	³	100%	³	Life of Mine

Kutcho	Kutcho	Canada	16,852	58,000	74,852	100%		100%		Life of Mine

			$45,352	$323,000	$368,352

1)	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
2)	Please refer to Note 32 for details of when the remaining upfront consideration to be paid becomes due.
3)
Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production will decrease to 16.67% of gold production and 66.67% of silver production for the life of mine.

Kutcho – Contract Modifications
As discussed in Note 1
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, on February 18, 2022, the Company agreed to modify the Kutcho Early Deposit Agreement, including the elimination of the drop-down in attributable gold and silver to 66.7% once certain thresholds had been achieved, and eliminating the requirement to make an additional payment to Kutcho, of up to $20 million, if processing throughput is increased to 4,500 tonnes per day or more within 5 years of attaining commercial production.